BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2025
BUSINESS COMBINATION
Schedule of discounted cash flow method after considering a discount
Fair value of total consideration transferred:
Equity instrument (1.374 million Class A Ordinary Shares issued)	$7,081,250

Subtotal	$7,081,250

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$555
Intangible asset –proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	$1,897,214
Fair value of non-controlling interests	-
Goodwill*	$5,184,036
Fair value of total consideration transferred:
Cash consideration	$22,440,000

Subtotal	$22,440,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$152,456
Current assets other than cash	665,180
Property, plant and equipment, net	24,856
Intangible asset – customer relationships	10,751,426
Operating lease assets	101,588
Current liabilities	(2,010,410)
Total identifiable net assets	$9,685,096
Fair value of non-controlling interests	4,745,697
Goodwill*	$17,500,601